Note 20 - Trade and Other Receivables - Components of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Bullion revenue receivable	$ 2,987	$ 2,695
VAT receivables	1,765	2,743
Deferred consideration on the disposal of subsidiary	1,991
Deposits for stores and equipment and other receivables	169	954
	$ 6,912	$ 6,392	[1]

[1]	The Group initially applied IFRS 16 on January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. There was no cumulative effect of initially applying IFRS 16 to recognise in retained earnings at the date of initial application.